Redeemable Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2025
Noncontrolling Interest [Abstract]
Schedule of redeemable non-controlling interests	The redeemable non-controlling interests for the years ended December 31, 2023, 2024 and 2025 are summarized below:

For the year ended December 31,

Balance as of January 1, 2023	—
Issuance	105,726
Accretion	252
Balance as of December 31, 2023	105,978
Issuance	75,750
Accretion	7,997
Balance as of December 31, 2024	189,725
Issuance	—
Accretion	7,835
Balance as of December 31, 2025	197,560
Balance as of December 31, 2025, in US$	28,251